Cover Page	May 19, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2021
Trading Symbol	MDIA
Entity Registrant Name	MEDIACO HOLDING INC.
Entity Central Index Key	0001784254
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	ONE EMMIS PLAZA
Entity Address, Address Line Two	40 MONUMENT CIRCLE
Entity Address, Address Line Three	SUITE 700
Entity Address, City or Town	INDIANAPOLIS
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	266-0100
Title of 12(b) Security	Class A common stock, $0.01 par value
Security Exchange Name	NASDAQ
Entity File Number	001-39029
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	84-2427771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false